SHAREHOLDERS' EQUITY (Details 5) (Stock Option Plan, CAD) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Option Plan
Number of Options
Options outstanding, Beginning of year (in shares)	10,768
Granted (in shares)	6,158
Exercised (in shares)	(1,042)
Forfeited (in shares)	(2,208)
Expired (in shares)	(262)
Options outstanding, End of year (in shares)	13,414	10,768
Options exercisable, End of year (in shares)	4,185
Weighted Average Exercise Price
Options outstanding, Beginning of year (in dollars per share)	22.11
Granted (in dollars per share)	14.11
Exercised (in dollars per share)	14.25
Forfeited (in dollars per share)	22.34
Expired (in dollars per share)	44.09
Options outstanding, End of year (in dollars per share)	18.65	22.11
Options exercisable, End of year (in dollars per share)	23.09
Weighted average remaining contractual term	4 years 25 days
Aggregate intrinsic value (in dollars)	5.2	0	4.4
Total intrinsic value of options exercised (in dollars)	2.7	0.3	6.1
Represents the aggregate amount of weighted average grant date fair value of options granted during the reporting period, as calculated by applying the disclosed option pricing methodology.	8.1	13.5	10.3
Amount of share based compensation expense of non-vested options not yet recognized	4.6
Weighted-average period for recognition of share-based compensation expense related to non-vested options	1 year 3 months 18 days